Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2019
Purchases and other expenses [abstract]
Schedule of external purchases

(in millions of euros)	2019	2018	2017
Commercial, equipments expenses and content rights	(7,293)	(7,228)	(7,117)
o/w costs of terminals and other equipment sold	(4,042)	(4,123)	(4,112)
o/w advertising, promotional, sponsoring and rebranding costs	(823)	(850)	(845)
Service fees and inter-operator costs	(4,612)	(4,923)	(5,128)
Other network expenses, IT expenses	(3,253)	(3,192)	(3,074)
Other external purchases	(2,739)	(3,220)	(3,062)
o/w rental expenses	(270)	(1,181)	(1,148)
Total	(17,897)	(18,563)	(18,381)

Schedule of other operating expenses

(in millions of euros)	2019	2018	2017
Allowances and losses on trade receivables – telecom activities	(315)	(277)	(251)
Expenses from universal service	(21)	(38)	(43)
Litigation	(107)	(10)	(315)
Operating foreign exchange gains (losses)	(4)	3	(14)
Cost of bank credit risk	(10)	(7)	(6)
Integration costs(1)	(17)	—	—
Other expenses	(124)	(176)	(95)
Total	(599)	(505)	(724)

(1)	Since January 1st 2019, integration costs are presented in other operating expenses. In 2018 and 2017 those costs were presented in restructuring costs (see Note 5.3).

Schedule of provisions for litigations

(in millions of euros)	2019	2018	2017
Provision for litigation - in the opening balance	572	779	537
Additions with impact on income statement	99	35	354
Reversals with impact on income statement	(8)	(25)	(34)
Discounting with impact on income statement	—	3	2
Utilizations without impact on income statement (1)	(22)	(221)	(37)
Changes in consolidation scope	1	1	—
Translation adjustment	0	3	7
Reclassifications and other items	1	(3)	(50)
Reclassification to assets held for sale	—	—	—
Provision for litigation - in the closing balance	643	572	779
o/w non-current provision	45	67	53
o/w current provision	598	505	726

(1)	In 2018, mainly related to the payment of the fine in Poland for 152 million euros.

Schedule of restructuring and integration costs

(in millions of euros)	2019	2018	2017
Restructuring costs	(132)	(189)	(164)
Departure plans(1)	(68)	(30)	(67)
Lease property restructuring (2)	5	(28)	(58)
Distribution channels(3)	(26)	(11)	(4)
Other	(43)	(120)	(35)
Integration costs(4)	—	(10)	(3)
Acquisition costs of investments	—	(10)	(3)
Total restructuring costs	(132)	(199)	(167)

(1)	Mainly voluntary departure plans of Orange Polska in 2019 and 2017 (approximately 2,100 people in 2019 and 2,700 people in 2017).
(2)	In 2018 and 2017, essentially related to vacant leases in France.
(3)	Concerns the end of the relationship with some indirect distributors.
(4)	From January, 1 2019, Integration costs are presented in "Other operating expenses".

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2019	2018	2017
Restructuring and integration provision - in the opening balance	389	377	375
Additions with impact on income statement	97	162	150
Reversals releases with impact on income statement	(13)	(15)	(34)
Utilizations without impact on income statement	(124)	(143)	(133)
Translation adjustment	1	(1)	(1)
Reclassifications and other items (1)	(135)	9	20
Reclassification to assets held for sale	—	—	—
Restructuring and integration provision - in the closing balance	216	389	377
o/w non-current provision	96	230	251
o/w current provision	120	159	126

(1)	In 2019, effect of IFRS 16 application (see Note 2.3.1)

Schedule of broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Handset inventories (1)	534	678	583
Other products sold	78	41	32
Available broadcasting rights	89	73	68
Others supplies	270	242	198
Gross value	970	1,034	881
Depreciation	(63)	(69)	(54)
Net book value	906	965	827

(1)	Of which inventories treated as consignment with distributors amounting to 35 million euros as of December 31, 2019, 49 million euros as of December 31, 2018 and 55 million euros as of December 31, 2017.

(in millions of euros)	2019	2018	2017
Inventories - in the opening balance	965	827	819
Business related variations	(64)	138	14
Changes in the scope of consolidation	2	2	0
Translation adjustment	2	(1)	(3)
Reclassifications and other items	1	(1)	(4)
Reclassification to assets held for sale	—	—	—
Inventories - in the closing balance	906	965	827

Schedule of prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2019	2018	2017
Prepaid external purchases	678	522	408
Other prepaid operating expenses	52	49	47
Total	730	571	455

(in millions of euros)	2019	2018	2017
Prepaid expenses - in the opening balance	571	455	394
Business related variations	127	93	78
Changes in the scope of consolidation	65	6	—
Translation adjustment	5	—	(17)
Reclassifications and other items	(38)	17	0
Reclassification to assets held for sale	—	—	—
Prepaid expenses - in the closing balance	730	571	455

Schedule of trade payables

(in millions of euros)	2019	2018	2017
Trade payables - in the opening balance	6,736	6,527	6,214
Business related variations	(85)	189	413
Changes in the scope of consolidation	36	18	(9)
Translation adjustment	27	1	(56)
Reclassifications and other items	(32)	1	(35)
Reclassification to assets held for sale	—	—	—
Trade payables - in the closing balance	6,682	6,736	6,527
o/w trade payables from telecom activities	6,580	6,635	6,445
o/w trade payables from Orange Bank	102	101	82

Schedule of other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Provision for litigation (1)	643	572	779
Cable network access fees (IRU) (2)	103	152	194
Submarine cable consortium (3)	168	130	157
Security deposit received	147	160	182
Orange Money – units in circulation (3)	613	497	408
Other	774	739	738
Total	2,448	2,250	2,456
o/w other non-current liabilities	353	462	521
o/w other current liabilities	2,095	1,788	1,935

(2)	See Note 5.2.
(3)	See accounting policies Note 4.6.
(4)	These liabilities are offset by the receivables of the same amount (see accounting policies and Note 4.6).

(in millions of euros)	2019	2018	2017
Other liabilities - in the opening balance	2,250	2,456	2,138
Business related variations	190	(166)	267
Changes in the scope of consolidation	12	16	18
Translation adjustment	4	(2)	(7)
Reclassifications and other items	(8)	(54)	40
Reclassification to assets held for sale	—	—	—
Other liabilities - in the closing balance	2,448	2,250	2,456